Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 3,265	$ 3,126
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,483	2,487	$ 2,644
Amortized cost, gross of reinsurance ceded [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,357	1,282
Amortized cost, gross of reinsurance ceded [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,126	1,205
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,718	2,787
Fair value [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,449	1,433
Fair value [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 1,269	$ 1,354